Annual Total Returns [BarChart] - VY Clarion Real Estate Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	9.09%
2012	15.17%
2013	1.65%
2014	29.48%
2015	2.58%
2016	3.86%
2017	4.82%
2018	(7.97%)
2019	27.71%
2020	(6.89%)